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                                                   Pruco Life Insurance Company
                                     Pruco Life Insurance Company of New Jersey
                                                 A Prudential Financial Company
                                                               751 Broad Street
                                                  Newark, New Jersey 07102-3714
                                                      Telephone: 1-888-PRU-2888

May 14, 2012

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    RE:Post-effective amendments to certain Form N-4 registration statements

Dear Ms. Samuel:

Along with this letter, we are filing post-effective amendments under Rule 485(a) to the following Form N-4 registration statements of Pruco Life Insurance Company ("Pruco Life") and Pruco Life Insurance Company of New Jersey ("PLNJ") (the "Filings"):

    . Pruco Life's and PLNJ's Prudential Premier Retirement Variable Annuities (File Nos. 333-162673 and 333-162678);

    . Pruco Life's and PLNJ's Prudential Premier Advisor Variable Annuity (File Nos. 333-162680 and 333-162676); and

    . Pruco Life's and PLNJ's Prudential Premier Retirement Variable Annuity (File Nos. 333-170466 and 333-170468

A courtesy copy of each Filing will be submitted. All required financial statements and exhibits will be filed by subsequent amendment.

We represent and acknowledge that:

    . the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the Filings; and
    . staff comments, or changes to disclosure in response to staff comments in the Filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the Filings; and
    . the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please do not hesitate to contact me. I can be reached at (203) 402-1382. Thank you.

Truly Yours,

/s/ Lynn K. Stone
Lynn K. Stone